Revolving Facility and Deferred Financing Costs - Additional Information (Detail) $ in Millions		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	25 Months Ended
	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022 USD ($)	Oct. 31, 2025	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Uncommitted accordion credit facility		$ 125.0	$ 125.0
Revolving Facility [member]
Disclosure of detailed information about borrowings [line items]
Available credit facility			500.0
Borrowings, interest rate basis						SOFR
Maturity of credit facility		October 2025
Borrowings Maximum Leverage Ratio				4.75	4.25		4
Borrowings required interest coverage ratio	3
Borrowings	$ 497.5					$ 497.5
Deferred financing costs	$ 3.9					$ 3.9		$ 2.6
Revolving Facility [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings standby fee percentage	0.422%					0.422%
Revolving Facility [member] | Bottom of range [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.875%					1.875%
Revolving Facility [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings standby fee percentage	0.788%					0.788%
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowings available		$ 625.0	$ 625.0
Revolving Credit Facility [Member] | Top of range [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.50%					3.50%